Income Tax - Reconciliation of Deferred Tax Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Opening balance	$ (132)	$ 526	$ 1,601
Tax benefit/(expenses) during the period recognized in profit or loss	55	(1,073)	(1,135)
Tax benefit/(expenses) during the period recognized in other comprehensive income	166	170	20
Exchange difference on translation foreign operations	(95)	245	40
Closing balance	$ (6)	$ (132)	$ 526